U.S. Securities and Exchange Commission

Washington, D.C.  20549



Form 24F-2



Annual Notice of Securities Sold

Pursuant to Rule 24f-2





1.      Name and address of issuer:    FASCIANO FUND, INC.

                                       190 S. LASALLE STREET SUITE 2800

                                       CHICAGO, IL  60603



2. Name of each series or class of funds for which this notice is filed:



                           FASCIANO FUND, INC.



3.      Investment Company Act File Number:             811-05602



        Securities Act File Number:                     33-23997



4.      Last day of fiscal year for which this notice is filed:



                      JUNE 30, 1997



5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but
before termination of the issuer's 24f-2 declaration:     [ ]







6.      Date of termination of issuer's declaration under rule 24f-2
(a)(1), if applicable (see Instruction A.6):

                     NOT APPLICABLE



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                  0



8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                  0



9. Number and aggregate sale price of securities sold during the fiscal year:



                NUMBER:     395,751

                AMOUNT: $10,121,818



10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
24f-2:



                NUMBER:     395,751

                AMOUNT: $10,121,818



11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):



                NUMBER:      27,861

                AMOUNT:    $716,875



12.     Calculation of registration fee:

        (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                        $10,121,818



        (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                         +$ 716,874



        (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                        -$2,163,323



        (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                          +       0



        (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
(ii), less line (iii), plus line (iv)] (if applicable):

                         $8,675,369



        (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
Instruction C.6):

                            x1/3300



   (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:

                             $2,629



Instruction:    Issuers should complete lines (ii), (iii), (iv),
and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.



13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR
202.3a).

                                [X]



        Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:



                   August 29, 1997





SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By  (Signature and Title) *     /s/ Michael F. Fasciano
                                    Michael F. Fasciano

                                    President





Date    August 29, 1997



        *Please print the name and title of the signing officer below the signature.